Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	€ 53,932	€ 62,435
Restated balance at January 1			€ 65,904
Changes from financing cash flows
Proceeds from loans and borrowings	5,000	529
Repayment of borrowings	(863)	(969)
Payment of finance lease liabilities	(412)	(397)
Total changes from financing cash flows	3,725	(837)
Other changes Liability-related
New leases	(138)	954
Reclassification	22	399
Interest expense	1,769	1,183
Interest paid	(258)	(1,183)
Total liability-related other changes	1,395	1,353
Total equity-related other changes	(14,810)	(12,488)
Balance at December 31	44,242	53,932
Subscribed capital
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	4,836	4,836
Restated balance at January 1			4,836
Other changes Liability-related
Balance at December 31	4,836	4,836
Capital reserves
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	88,077	86,803
Restated balance at January 1			86,803
Other changes Liability-related
Total equity-related other changes	671	1,274
Balance at December 31	88,748	88,077
Accumulated deficit
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	(60,124)	(46,410)
Restated balance at January 1			(46,410)
Other changes Liability-related
Total equity-related other changes	(15,339)	(13,714)
Balance at December 31	(75,463)	(60,124)
Non-controlling interests
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	(13)	35
Restated balance at January 1			35
Other changes Liability-related
Total equity-related other changes	(142)	(48)
Balance at December 31	(155)	(13)
IFRS 16
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1			3,469
Other loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	17,546	17,066
Restated balance at January 1			17,066
Changes from financing cash flows
Proceeds from loans and borrowings	5,000	529
Repayment of borrowings	(863)	(969)
Total changes from financing cash flows	4,137	(440)
Other changes Liability-related
Reclassification		920
Interest expense	1,602	993
Interest paid	(133)	(993)
Total liability-related other changes	1,469	920
Balance at December 31	23,152	17,546
Lease liability
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1		105
Lease liability | IFRS 16
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1			(105)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	3,610
Restated balance at January 1			3,574
Changes from financing cash flows
Payment of finance lease liabilities	(412)	(397)
Total changes from financing cash flows	(412)	(397)
Other changes Liability-related
New leases	(138)	954
Reclassification	22	(521)
Interest expense	167	190
Interest paid	(125)	(190)
Total liability-related other changes	(74)	433
Balance at December 31	€ 3,124	€ 3,610
Lease liabilities | IFRS 16
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1			€ 3,574